K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

December 17, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 118 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) relating to the Class IB and Class K shares of beneficial interest in the AXA/Legg Mason Strategic Allocation Portfolio (the “Portfolio”), a new series of the Trust. This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on November 19, 2015 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 117 to the Trust’s Registration Statement as filed with the SEC on October 5, 2015, to include exhibits and other information not included in Post-Effective Amendment No. 117 and to make other minor clarifying, updating and stylistic changes. The Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 117.

The Post-Effective Amendment will become effective on December 21, 2015, in accordance with Rule 485(b) under the 1933 Act.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Kiesha T. Astwood-Smith, Esq.

AXA Equitable Funds Management Group LLC